Note 17 - Related Party Transactions (Details Textual) - Juanicipio [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Equity method investment, ownership percentage	44.00%	44.00%
Shareholder loans [member]
Statement Line Items [Line Items]
Receivables due from related parties	$ 2,053
Interest earned from loans to joint venture	$ 4,197	$ 8,150
Shareholder loans [member] | Secured overnight financing rate (SOFR) [member]
Statement Line Items [Line Items]
Receivables, adjustment to interest rate basis	2.00%
Shareholder loans [member] | MAG and Fresnillo PLC [member]
Statement Line Items [Line Items]
Receivables due from related parties	$ 4,666